RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS
NOTE 12:-	RELATED PARTIES BALANCES AND TRANSACTIONS

a.
During the year ended December 31, 2019 the Company issued convertible notes in the amount of $95, to existing shareholders. As described under Note 6 above, the notes bore interest at an annual interest rate of 8%, compounded on the basis of a 365-day year and were convertible into convertible preferred shares of the Company.

b.
Starting in January 2014, the Company sub-leased office space and received management services from Zori Medica 2010 Ltd., a private company affiliated with Medica Venture Partners, the controlling shareholder of the Company. The Company was subject to an annual rental fee of $33 for the office space and $20 as a quarterly management fee. The management services continued until the end of March 2018.

The sublease ceased as of August 2019, and from then until December 31, 2020 the Company was provided with an office space at no cost by Medica Venture Partners. For the years ended December 31, 2020 and 2019, the Company recorded an amount of $33 and $25, respectively, as a lease expense and a corresponding increase in additional paid-in capital, representing a contribution from its controlling shareholder. As of December 31, 2020, the lease agreement with the related party was terminated.

c.
On January 26, 2020, the Company’s Board of Directors approved a one-time immediate payment of $150 and a payment of $37.5 on a quarterly basis (for such time as the service engagement continues) to the Chairman of the Board of Directors contingent upon shareholder approval, which was granted on July 6, 2020 and successful completion of Company’s IPO which closed on September 3, 2020.

d.
On February 23, 2021, the shareholders of the Company approved the grant of options to purchase an aggregate of 300,000 Ordinary Shares to three board members, the Chairman of the board of directors and to its Chief Technology Officer (who also serves as a director).

Balances with related parties:

	Year ended December 31,
	2022	2021	2020

Employees accrued salaries and bonuses	$359	$356	$79
Directors accrued fees expenses	33	82	35

	$392	$438	$114

Transactions with related parties:

	Year ended December 31,
	2022	2021	2020
Amounts charged to:
Research and development expenses	$702	$151	$-

General and administrative expenses	2,091	2,155	370

Interest expense on convertible notes	$-	$-	$251